UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

Annual Report
June 30, 2011

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2011
Dear Shareholders:

It feels like more now than ever, there is a constant tug of war for the top news headline of the day.  On Monday we might see distressing news coming from Greece and Portugal. Tuesday’s paper might tell us that federal budget deficits are going to be even higher than expected. On Wednesday, Germany and France may be disagreeing on the best methods to prop up the weaker European economies. Back to the US on Thursday for stories about Congress bickering over the debt ceiling, while Friday’s report of unemployment continues to remind us that the country is not out of the economic woods.

What is a common theme to the solutions being considered for these problems? Stalling. Playing for time. Kicking the can down the road. This last phrase has been used frequently over the past year to describe solutions that put a band-aid on a huge problem while never addressing, or even identifying, the root cause. You hope that by the time the crisis pops up again, a clear solution will be available or different means of addressing the problem will be developed, or at least that it will become someone else’s problem. The situation in Europe with excessive and/or growing sovereign debt levels in Greece, Portugal, Ireland, Spain and Italy is not likely to be solved by loaning these countries more money. Budget deficits in the US won’t be contained by borrowing more money. Extending unemployment benefits does nothing to address how jobs can be created. All of these situations require a number of tough choices.  None will be easy, and all will be painful to some.  Most “solutions” on the table appear to rely on the world economy growing its way out of the current troubles.

Today’s equity markets are extremely volatile and are on what I would describe as the edge of high drama.  Out of 125 trading days in the first 6 months of this year, the S&P 500 Index moved up or down 1% or more on 20% of those days, and had moves of plus or minus 0.5% on over 50% of those days.  More importantly, the notion of risk has come into extreme focus, and is dominating the daily move in stock prices.  This has in turn resulted in a condition of either “risk on” or “risk off”.  This notion of risk has not proved to be contained in the stock market alone.  Fixed income securities are witnessing an equal amount of volatility and uncertainty.  This type of environment has made it increasingly difficult for an investment style like ours that focuses on fundamentals instead of reliance on very short-term oriented trading activities.

However, all is not dire in the investable universe.  We continue to focus our efforts on high quality companies that can stand the test of time.  Despite all of the uncertainties that persist, we are finding opportunities and have stuck to our strict investment discipline.  In our equity portfolios, we continue to seek companies that have proven business models and do not depend on extraordinary government support.  Our fixed income approach maintains a bias towards high quality, investment grade bonds.  Currently, we are staying towards the short end of the interest rate curve and participate in appropriate opportunities when they present themselves.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The average annualized total returns for the Fund for the year ended June 30, 2011 are as follows:

1 Year	5 Year	10 Year
32.63%	3.65%	3.10%

Gross Expense Ratio:  1.22% (as of the prospectus dated 10/28/10)

Net Expense Ratio: 1.20% (as of the prospectus dated 10/28/10)

The custodian has contractually agreed to waive fees through October 31, 2012.  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The COUNTRY Growth Fund performance over the past year has been quite strong as the stock market advanced from the lows reached in late 2008 and early 2009.  However, much of this strength was seen in the last half of calendar 2010. For the past six months, the equity market has been in a trading range with more volatility being experienced.

We remain concerned about the economic environment and its potential impact on securities markets. Domestic growth has been quite anemic for this stage of a recovery and unemployment remains a major problem with rates in excess of 9%. There are no visible signs of improvement in housing, personal income or consumer spending. We are concerned that any external shocks could tip growth back to negative territory.

The Fund remains well diversified across economic sectors, but we are emphasizing those areas most likely to perform satisfactorily in difficult environments. We are looking for signs that would allow us to take a less conservative approach to investing in stocks, but at this point we do not feel such a move would be in the best interests of our shareholders.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The average annualized total returns for the Fund for the year ending June 30, 2011 are as follows:

1 Year	5 Year	10 Year
2.89%	6.32%	5.44%

Gross Expense Ratio: 0.91% (as of the prospectus dated 10/28/10)

Net Expense Ratio: 0.86% (as of the prospectus dated 10/28/10)

The advisor and custodian have contractually agreed to waive fees and/or reimburse expenses through October 31, 2012.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers and/or expense reimbursements in effect.  In the absence of fee waivers and/or expense reimbursements, returns would be reduced.

U.S. bonds, as represented by the Barclays Capital U.S. Aggregate Bond Index, have produced good returns for the trailing six and twelve months. Bond yields declined and prices climbed for much of the year as a sluggish economy, low inflation, and the European debt crisis spurred investor demand. Investors were hungry for yield which pushed bonds with the highest risk to the highest returns. Shorter-term Treasuries and mortgage–backed securities posted more modest gains. Our diversification has allowed the COUNTRY Bond Fund to avoid some of the extreme volatility of the past four years experienced by the individual sectors that make up the index. We currently have an overweight position in taxable municipal bonds (BABS). We feel this sector offers favorable risk/reward parameters versus corporate bonds. However, this sector has also experienced volatility after a well known analyst made a questionable dire forecast for the municipal market earlier this year.

We continue to believe fixed income investors should be careful about risk, given how low interest rates are. The income cushion available to offset any decline in price if rates do rise, is very thin. We could be in this low-interest rate environment for some time. But when the markets think that the potential for a Fed rate hike is sooner than later, rates could snap back with a vengeance. With this risk we are maintaining a conservative portfolio duration.

Sincerely

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights section for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  It is not possible to invest directly in an index.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example June 30, 2011 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 1/1/11 – 6/30/11.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,065.80	$5.94
Hypothetical(2)	$1,000.00	$1,019.04	$5.81

(1)	Ending account values and expenses paid during period based on a 6.58% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,024.00	$4.27
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 2.40% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2011 (unaudited) (continued)

COUNTRY Growth Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,065.70	$5.94
Hypothetical(2)	$1,000.00	$1,019.04	$5.81

(1)	Ending account values and expenses paid during period based on a 6.57% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,024.70	$4.27
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 2.47% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2011

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund as of June 30, 2011.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares as of June 30, 2011 are provided below.

Average Annualized Total Returns
Class Y - 1 Year	32.63%
Class Y - 5 Years	3.65%
Class Y - 10 Years	3.10%
Class Y - Since Inception (04/21/66)	8.55%
Class A - 1 Year (No Load)	32.60%
Class A - 5 Years (No Load)	3.64%
Class A - Since Inception (03/01/02) (No Load)	3.75%
Class A - 1 Year (Load)*	25.33%
Class A - 5 Years (Load)*	2.48%
Class A - Since Inception (03/01/02) (Load)*	3.12%

*	Reflects maximum sales charge of 5.50%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers in effect. Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category.  An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlight section for index and peer average descriptions.  Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2011

BOND FUND vs. BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Bond Fund as of June 30, 2011.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares as of June 30, 2011 are provided below.

Average Annualized Total Returns
Class Y - 1 Year	2.89%
Class Y - 5 Years	6.32%
Class Y - 10 Years	5.44%
Class Y - Since Inception (01/03/97)	5.92%
Class A - 1 Year (No Load)	2.96%
Class A - 5 Years (No Load)	6.35%
Class A - Since Inception (03/01/02) (No Load)	5.20%
Class A - 1 Year (Load)*	-1.38%
Class A - 5 Years (Load)*	5.43%
Class A - Since Inception (03/01/02) (Load)*	4.72%

*	Reflects maximum sales charge of 4.25%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers and/or expense reimbursements in effect. Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category.  An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlight section for index and peer average descriptions.  Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2011

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*	Expressed as a percentage of total investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund
Average Annualized Total Returns June 30, 2011
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	32.63%	3.65%	3.10%
S&P 500 Index(1)	30.69%	2.94%	2.72%
Lipper Large Cap Core Funds Average(2)	28.56%	2.43%	2.46%

(1)
    The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  An investment cannot be made directly in an index.

(2)
    The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) June 30, 2011
	Value	Percent of Fund
Exxon Mobil Corporation	$8,471,658	3.59%
CVS Caremark Corporation	7,181,538	3.05%
Microsoft Corporation	6,104,800	2.59%
International Business Machines Corporation	4,974,950	2.11%
General Electric Company	4,745,176	2.01%
3M Co.	4,733,015	2.01%
Ingersoll-Rand PLC	4,709,017	2.00%
Dell, Inc.	4,627,592	1.96%
Novartis AG	4,406,031	1.87%
Wal-Mart Stores, Inc.	4,330,910	1.84%
	$54,284,687	23.03%

COUNTRY Bond Fund
Average Annualized Total Returns June 30, 2011
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	2.89%	6.32%	5.44%
Barclays Capital U.S. Aggregate Bond Index(1)	3.90%	6.52%	5.74%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	5.09%	5.99%	5.24%

(1)
    The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  An investment cannot be made directly in an index.

(2)
    The Lipper Intermediate Investment-Grade Debt Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) June 30, 2011
	Value	Percent of Fund
U.S. Treasury Note, 1.000%, 9/30/2011	$8,018,752	3.60%
U.S. Treasury Note, 0.625%, 6/30/2012	5,019,550	2.25%
U.S. Treasury Note, 1.000%, 4/30/2012	4,026,560	1.80%
U.S. Treasury Note, 1.000%, 12/31/2011	4,017,344	1.80%
U.S. Treasury Note, 0.500%, 5/31/2013	4,004,220	1.79%
U.S. Treasury Note, 1.125%, 6/15/2013	3,038,790	1.37%
Federal Home Loan Mortgage Corp., 4.500%, 4/1/2041	2,061,641	0.92%
Federal Home Loan Mortgage Corp., 4.000%, 2/1/2026	2,027,184	0.91%
Federal National Mortgage Association, 4.500%, 11/1/2040	2,014,716	0.90%
U.S. Treasury Note, 1.250%, 8/31/2015	1,991,094	0.89%
	$36,219,851	16.23%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 96.59%
Consumer Discretionary — 10.36%
Abercrombie & Fitch Co. — Class A	38,400	$2,569,728
Comcast Corporation — Class A	137,000	3,471,580
Gentex Corporation	91,500	2,766,045
Home Depot, Inc.	29,500	1,068,490
International Game Technology	155,700	2,737,206
The Jones Group, Inc.	176,200	1,911,770
Kohl’s Corporation	42,200	2,110,422
Newell Rubbermaid, Inc.	143,300	2,261,274
News Corporation — Class A	215,800	3,819,660
Target Corporation	36,800	1,726,288
		24,442,463
Consumer Staples — 14.28%
Archer-Daniels-Midland Company	94,000	2,834,100
Church & Dwight Co., Inc.	62,800	2,545,912
CVS Caremark Corporation	191,100	7,181,538
Energizer Holdings, Inc. (a)	25,000	1,809,000
The Kroger Co.	71,000	1,760,800
McCormick & Company, Inc.	46,900	2,324,833
Philip Morris International, Inc.	60,000	4,006,200
The Procter & Gamble Company	51,200	3,254,784
Ralcorp Holdings, Inc. (a)	41,856	3,623,892
Wal-Mart Stores, Inc.	81,500	4,330,910
		33,671,969
Energy — 14.50%
Apache Corporation	31,900	3,936,141
Chesapeake Energy Corp.	129,300	3,838,917
ChevronTexaco Corp.	35,000	3,599,400
ConocoPhillips	46,500	3,496,335
Exxon Mobil Corporation	104,100	8,471,658
Frontier Oil Corp.	76,145	2,460,245
Halliburton Company	84,600	4,314,600
Schlumberger Limited (b)	47,300	4,086,720
		34,204,016
Financials — 10.40%
ACE Limited (b)	57,000	3,751,740
Aflac Incorporated	87,200	4,070,496
American Express Company	60,000	3,102,000
The Bank of New York Mellon Corporation	74,800	1,916,376
BlackRock, Inc.	12,300	2,359,263
JPMorgan Chase & Co.	91,000	3,725,540
State Street Corp.	64,100	2,890,269
Wells Fargo & Company	96,700	2,713,402
		24,529,086
Health Care — 15.57%
Abbott Laboratories	68,700	3,614,994
Amgen, Inc. (a)	49,100	2,864,985
Baxter International Inc.	46,000	2,745,740
Eli Lilly and Company	59,600	2,236,788
Gilead Sciences, Inc. (a)	56,200	2,327,242
Johnson & Johnson	50,000	3,326,000
Medtronic, Inc.	55,000	2,119,150
Merck & Co., Inc	65,800	2,322,082
Novartis AG — ADR	72,100	4,406,031
Pfizer, Inc.	88,600	1,825,160
Roche Holding AG — ADR	102,900	4,317,684
St. Jude Medical, Inc.	43,600	2,078,848
WellPoint, Inc.	32,100	2,528,517
		36,713,221
Industrials — 9.02%
3M Co.	49,900	4,733,015
Bucyrus International, Inc.	8,900	815,774
Emerson Electric Co.	38,900	2,188,125
General Dynamics Corp.	54,800	4,083,696
General Electric Company	251,600	4,745,176
Ingersoll-Rand PLC (b)	103,700	4,709,017
		21,274,803
Information Technology — 14.52%
Cisco Systems, Inc.	242,200	3,780,742
Dell, Inc. (a)	277,600	4,627,592
Google, Inc. (a)	4,160	2,106,541
Hewlett Packard Co.	50,400	1,834,560
Intel Corporation	169,200	3,749,472
International Business Machines Corporation	29,000	4,974,950
Microsoft Corporation	234,800	6,104,800
QUALCOMM, Inc.	43,300	2,459,007
Research In Motion Ltd. (a) (b)	49,900	1,439,615
The Western Union Company	158,000	3,164,740
		34,242,019
Materials — 2.26%
BHP Billiton Limited — ADR	14,600	1,381,598
Monsanto Company	34,900	2,531,646
Newmont Mining Corporation	26,200	1,414,014
		5,327,258
Telecommunication Services — 2.65%
American Tower Corporation — Class A (a)	42,200	2,208,326
AT&T, Inc.	36,800	1,155,888
Vodafone Group PLC (b)	107,600	2,875,072
		6,239,286
Utilities — 3.03%
American Water Works Co., Inc.	91,500	2,694,675
NextEra Energy, Inc.	40,400	2,321,384
Westar Energy, Inc.	78,800	2,120,508
		7,136,567
TOTAL COMMON STOCKS
(Cost $172,358,938)		227,780,688

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.09%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$19,986	19,418
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	125,395	141,343
Government National Mortgage Association
9.000%, 07/15/2016	284	286
6.500%, 07/15/2029	7,762	8,856
Mortgage IT Trust
1.441%, 02/25/2035 (c)	34,662	30,839
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $24,234) (d)	23,729	23,920
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $211,598)		224,662

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.46%
Money Market Funds — 3.46%
Federated Prime Obligations
Fund, 0.09% (e)	7,000,000	$7,000,000
Fidelity Institutional Money Market Portfolio,
0.17% (e)	1,157,151	1,157,151
		8,157,151
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,157,151)		8,157,151
TOTAL INVESTMENTS — 100.14%
(Cost $180,727,687)		236,162,501
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.14)%		(340,375)
TOTAL NET ASSETS — 100.00%		$235,822,126

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at June 30, 2011.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2011, these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund
	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 2.53%
AEP Texas Central Transportation
5.170%, 01/01/2018	$1,000,000	$1,128,686
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	187,403	190,012
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	217,900
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	221,880	200,540
4.931%, 05/25/2032 (a)	124,708	111,634
5.363%, 05/25/2036	230,017	196,351
FedEx Corp.
6.720%, 01/15/2022	251,648	295,686
GE Equipment Small Ticket LLC
1.450%, 01/21/2018
(Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,006,077
Green Tree Financial Corporation
6.870%, 01/15/2029	32,841	35,264
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	215,988	220,568
John Deere Owner Trust
4.890%, 03/16/2015	219,664	220,075
National Collegiate Student Loan Trust
0.316%, 06/26/2028 (a)	250,000	207,405
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	418,126
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	244,636	215,679
5.600%, 06/25/2034 (a)	1,000,000	976,924
TOTAL ASSET-BACKED SECURITIES
(Cost $5,511,863)		5,640,927
CORPORATE BONDS — 21.30%
Alabama Power Co.
5.500%, 10/15/2017	250,000	285,387
Alcoa, Inc.
5.550%, 02/01/2017	400,000	425,596
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007
through 08/29/2007, Cost $647,901) (b)	650,000	661,306
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (b)	500,000	557,011
American International Group, Inc.
5.850%, 01/16/2018	100,000	104,638
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	562,793
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (b)(c)	250,000	272,445
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	454,117
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,217) (b)	250,000	260,000
AT&T, Inc.
5.625%, 06/15/2016	500,000	566,804
5.500%, 02/01/2018	500,000	557,663
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	281,100
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	681,556
Bank of America Corporation
6.975%, 03/07/2037	250,000	267,985
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	212,498
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	537,871
Barrick International
5.750%, 10/15/2016
(Acquired 01/22/2009, Cost $208,320) (b)(c)	225,000	256,639
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	500,000	517,841
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (b)	500,000	548,422
Burlington Northern Santa Fe Railway Co.
5.750%, 03/15/2018	500,000	566,950
4.100%, 06/01/2021	500,000	496,035
5.720%, 01/15/2024	334,594	366,859
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	286,147
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	300,000	322,383
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	305,245
Caterpillar Inc.
5.700%, 08/15/2016	500,000	578,164
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,028,988
5.500%, 08/27/2012	250,000	262,047
Clorox Company
5.950%, 10/15/2017	200,000	227,777
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	464,636
Comcast Corporation
6.500%, 01/15/2017	750,000	874,131
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	457,177
ConocoPhillips
6.650%, 07/15/2018	600,000	718,603
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	426,966
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	673,664
Devon Energy Corp.
6.300%, 01/15/2019	400,000	470,404
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	561,939
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	443,722
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	282,584
Eaton Corp.
8.875%, 06/15/2019	300,000	391,288
Ecolab, Inc.
4.875%, 02/15/2015	450,000	495,721
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	336,453
Florida Power Corporation
4.800%, 03/01/2013	300,000	319,327
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	312,397

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
General Electric Capital Corporation
5.625%, 05/01/2018	$500,000	$546,859
5.000%, 06/27/2018 (a)	356,000	356,115
General Electric Company
5.000%, 02/01/2013	300,000	318,420
General Mills, Inc.
5.700%, 02/15/2017	225,000	257,859
Georgia Power Company
5.700%, 06/01/2017	500,000	572,315
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	537,628
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	441,362
Halliburton Company
6.750%, 02/01/2027	100,000	115,502
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007,
Cost $199,772) (b)	200,000	209,350
Home Depot, Inc.
5.250%, 12/16/2013	500,000	546,368
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	423,343
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	541,039
International Business Machines Corporation
7.625%, 10/15/2018	250,000	317,958
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	212,322
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	792,543
7.900%, 04/30/2018 (a)	200,000	214,818
Kellogg Co.
5.125%, 12/03/2012	500,000	530,005
KeyCorp Notes
6.500%, 05/14/2013	200,000	217,630
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	590,144
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	396,438
6.125%, 02/01/2018	300,000	345,131
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	227,726
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	315,813
5.450%, 02/05/2013	500,000	530,396
Morgan Stanley
5.750%, 08/31/2012	200,000	210,538
5.450%, 01/09/2017	300,000	317,257
New Valley Generation IV
4.687%, 01/15/2022	260,446	284,196
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (b)	1,000,000	1,069,796
New York University
5.236%, 07/01/2032	500,000	497,335
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	240,182
Northern States Power Co.
8.000%, 08/28/2012	500,000	540,953
Overseas Private Investment Company
3.420%, 01/15/2015	141,750	147,639
Pepperdine University
5.450%, 08/01/2019	250,000	276,790
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	556,572
Pfizer, Inc.
5.350%, 03/15/2015	350,000	394,617
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	258,989
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	261,683
Regions Bank
7.500%, 05/15/2018	200,000	209,141
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	492,294
Rowan Cos, Inc.
5.880%, 03/15/2012	141,000	142,424
Simon Property Group LP
5.750%, 12/01/2015	300,000	336,755
SLM Corp.
8.450%, 06/15/2018	200,000	219,523
Southern California Edison Co.
5.750%, 03/15/2014	400,000	447,490
Stanford University
4.750%, 05/01/2019	400,000	434,224
State Street Corp.
5.375%, 04/30/2017	400,000	452,213
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	443,875
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	568,643
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	222,080
Target Corporation
5.875%, 07/15/2016	750,000	876,856
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	254,842
Time Warner, Inc.
6.875%, 05/01/2012	500,000	525,455
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	319,552
7.500%, 04/15/2031 (c)	160,000	180,166
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $108,781) (b)	109,293	117,615
Union Pacific Railroad Company
6.630%, 01/27/2022	319,527	366,574
5.866%, 07/02/2030	450,491	534,940
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	845,310
United Technologies Corp.
5.375%, 12/15/2017	600,000	684,659
University Of Chicago
4.760%, 10/01/2023	1,000,000	1,043,400
University Of Notre Dame
4.141%, 09/01/2013	250,000	266,197
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	444,874
Vessel Management Services Inc.
4.960%, 11/15/2027	264,000	280,497
Wachovia Corp.
5.750%, 06/15/2017	500,000	555,930

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	$400,000	$443,228
The Walt Disney Company
4.700%, 12/01/2012	500,000	528,140
Well Fargo Capital X
5.950%, 12/01/2036	200,000	195,655
Wells Fargo & Company
5.625%, 12/11/2017	500,000	552,302
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	236,039
TOTAL CORPORATE BONDS
(Cost $42,647,024)		47,515,803
MORTGAGE-BACKED SECURITIES — 17.82%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (b)	500,000	538,096
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010,
Cost $399,999) (b)	400,000	410,018
Bank of America Commercial
Mortgage Securities Inc.
5.067%, 11/10/2042 (a)	500,000	524,569
Bank of America Mortgage Securities Inc.
5.250%, 10/25/2020	224,171	199,547
Chase Funding Mortgage Loan
4.515%, 02/25/2014	91,973	92,206
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	139,902	135,929
6.000%, 11/25/2036	400,000	380,088
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	389,825	380,768
5.500%, 05/25/2036	491,610	381,018
Credit Suisse First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	694,593
DBUBS Mortgage Trust
4.537%, 05/10/2021
(Acquired 06/17/11, Cost $504,976) (b)	500,000	497,674
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	4,399	4,462
4.500%, 05/01/2013	69,148	70,597
5.125%, 12/15/2013	38,715	39,216
5.500%, 10/01/2014	16,638	17,454
5.000%, 03/01/2015	78,160	81,693
6.500%, 03/01/2015	43,718	46,432
5.000%, 12/15/2017	750,000	804,962
5.000%, 11/15/2018	569,724	611,775
5.750%, 12/15/2018	76,617	79,164
5.000%, 10/01/2020	149,220	161,253
5.500%, 03/01/2022	831,889	902,268
5.000%, 03/01/2023	167,345	179,480
4.500%, 04/01/2023	251,626	267,289
4.500%, 11/15/2023	965,887	1,034,702
5.500%, 10/15/2025	500,000	556,148
4.000%, 02/01/2026	1,943,561	2,027,184
7.150%, 09/25/2028 (a)	250,789	282,686
6.500%, 10/01/2029	114,224	129,443
5.000%, 10/15/2031	105,885	108,722
5.292%, 02/01/2037 (a)	297,990	315,610
6.000%, 05/01/2037	748,093	824,588
6.000%, 08/01/2037	747,882	823,187
6.000%, 01/01/2038	703,883	774,758
4.500%, 04/01/2041	1,992,845	2,061,641
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	320,923
5.000%, 03/01/2013	20,426	21,486
4.500%, 04/01/2013	24,517	25,758
5.000%, 04/01/2013	18,317	19,289
5.000%, 05/01/2013	35,367	37,797
5.500%, 06/01/2013	17,878	18,396
4.700%, 06/25/2013	40,544	40,933
3.500%, 09/01/2013	92,617	94,134
4.500%, 09/01/2013	39,066	41,485
5.500%, 10/01/2013	53,316	55,211
5.000%, 02/01/2014	155,147	164,990
4.000%, 05/01/2015	238,176	245,891
6.000%, 06/25/2016	43,765	44,364
4.500%, 06/25/2018	1,250,000	1,344,427
4.500%, 01/01/2019	334,527	357,963
6.500%, 05/01/2019	40,116	45,453
4.093%, 01/01/2020 (a)	113,116	118,431
4.500%, 04/01/2020	263,697	282,006
5.500%, 04/25/2023	500,000	552,201
5.000%, 05/01/2023	1,193,298	1,281,688
4.500%, 11/01/2024	412,872	438,700
4.500%, 08/01/2025	873,157	927,233
5.500%, 09/01/2025	221,233	241,096
5.500%, 02/01/2033	67,873	73,909
5.500%, 07/01/2033	368,283	401,038
5.290%, 11/25/2033	701,708	765,739
1.976%, 05/01/2034 (a)	89,993	90,166
5.500%, 07/01/2035	631,508	687,379
5.500%, 12/01/2035	170,364	185,251
4.500%, 11/01/2040	1,944,550	2,014,716
6.500%, 02/25/2044	169,232	195,789
6.500%, 05/25/2044	241,941	269,947
General Electric Capital Commercial
Mortgage Corporation
4.706%, 05/10/2043	72,736	72,702
Government National Mortgage Association
6.500%, 04/15/2026	57,420	65,584
8.000%, 07/15/2026	28,019	33,197
3.727%, 03/16/2027	325,115	329,469
6.500%, 07/15/2029	44,013	50,216
7.500%, 11/15/2029	32,872	38,639
6.000%, 06/15/2031	267,647	299,653
6.000%, 02/15/2032	46,601	52,173
5.000%, 01/15/2033	720,575	785,802
4.920%, 05/16/2034	600,000	635,449
6.000%, 10/15/2036	279,156	311,651
5.500%, 01/15/2038	962,006	1,059,710
6.000%, 01/15/2038	766,826	854,931
4.258%, 09/16/2050	400,000	411,234
JPMorgan Chase Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	312,014
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	1,000,000	1,064,781
5.351%, 02/15/2040	700,000	745,504
Master Adjustable Rate Mortgages Trust
2.796%, 04/21/2034 (a)	138,724	135,091
Master Alternative Loans Trust
5.000%, 06/25/2015	63,216	62,710
Mortgage IT Trust
1.441%, 02/25/2035 (a)	311,954	277,552

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $69,557) (b)	$67,715	$68,659
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $230,221) (b)	225,424	227,237
OBP Depositor Trust
4.646%, 07/15/2045
(Acquired 06/25/2010, Cost $499,997) (b)	500,000	518,931
Residential Asset Securitization Trust
4.750%, 02/25/2019	138,354	139,709
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	53,096	53,939
5.080%, 11/01/2022	232,577	249,467
4.640%, 05/01/2023	323,839	343,703
5.570%, 03/01/2026	239,003	259,190
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	77,616
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	218,501
Wachovia Bank Commercial Mortgage Trust
5.316%, 07/15/2041 (a)	250,000	269,578
5.509%, 04/15/2047	500,000	525,556
WaMu Mortgage Pass Through Certificates
2.606%, 01/25/2033 (a)	39,989	37,331
2.718%, 10/25/2035 (a)	94,278	88,349
Wells Fargo Mortgage Backed Securities Trust
4.419%, 10/25/2033 (a)	248,145	251,195
2.734%, 07/25/2036 (a)	609,187	490,294
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (a) (b)
(Acquired 05/27/2011, Cost $504,951)	500,000	491,833
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,966,968)		39,752,159
MUNICIPAL BONDS — 24.55%
Arizona State University Build
America Revenue Bond
5.528%, 07/01/2023	250,000	263,423
Arlington County, VA Industrial
Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	495,190
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	496,505
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	800,000	826,768
Bay Area Toll Authority Build
America Revenue Bond
6.263%, 04/01/2049	500,000	537,980
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	523,775
Central Utah Water Conservancy District Build
America Revenue Bond
4.550%, 10/01/2022	700,000	705,488
Chicago, IL Board of Education Build America
Unlimited General Obligation
6.038%, 12/01/2029	500,000	505,975
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,038,140
Chicago, IL Build America Unlimited
General Obligation
7.517%, 01/01/2040	250,000	282,442
Colorado Springs, CO Utilities Build
America Revenue Bond
4.949%, 11/15/2024	500,000	514,740
Columbus, Ohio Build America
Unlimited General Obligation
4.360%, 06/01/2022	750,000	765,547
Columbus, IN Multi-High School Building
Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	532,015
Commonwealth of Massachusetts
Build America General Obligation
4.200%, 12/01/2021	600,000	618,390
4.500%, 08/01/2031	250,000	234,562
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	522,100
Commonwealth of Pennsylvania Public School
Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	469,285
Cook County, IL Build America
Unlimited General Obligation
6.229%, 11/15/2034	500,000	516,165
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	531,505
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	529,355
Dallas County, TX Hospital District Build
America General Obligation
5.348%, 08/15/2022	650,000	696,267
Dallas, TX Independent School District Build
America Unlimited General Obligation
5.200%, 02/15/2023	500,000	544,185
District of Columbia Bond Build America
Unlimited General Obligation
5.670%, 06/01/2022	250,000	271,185
District of Columbia Income Tax Build
America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,087,450
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	308,583
Gainesville, FL Utilities Build America
Revenue Bond
4.497%, 10/01/2017	500,000	531,510
Grant County, WA Public Utility District
Build America Revenue Bond
5.111%, 01/01/2023	500,000	530,890
Greenville County, SC School District
Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,007,360
Hamilton County, OH Sewer System
Build America Revenue Bond
5.710%, 12/01/2022	500,000	527,290
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	254,490

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Houston, TX Build America Unlimited
General Obligation
6.088%, 03/01/2029	$500,000	$524,845
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,031,490
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	521,745
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	712,439
Kane, Cook & Du Page Counties, IL
Unlimited General Obligation
4.150%, 12/15/2019	500,000	489,790
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	546,415
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	484,545
Los Angeles, CA Unified School District Build
America Unlimited General Obligation
5.755%, 07/01/2029	500,000	507,015
Manatee County, FL Public Utilities Build
America Revenue Bond
7.178%, 10/01/2030	500,000	547,240
Missouri State Highways & Transit Commission
Build America Revenue Bond
5.002%, 05/01/2024	500,000	533,810
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	331,135
Naperville, IL Build America
Unlimited General Obligation
4.900%, 12/01/2025	500,000	513,870
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	501,840
New York City Housing Development
Corp. Revenue Bond
6.420%, 11/01/2039	500,000	499,945
New York State Urban Development Corp.
Revenue Bond
6.500%, 12/15/2018	300,000	336,771
New York, NY Build America Unlimited
General Obligation
5.206%, 10/01/2031	500,000	487,455
6.646%, 12/01/2031	250,000	269,875
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	500,000	554,770
Ohana Military Commercial LLC Note
5.675%, 10/01/2026 (Acquired 10/25/2006,
Cost $1,000,000) (b)	1,000,000	1,028,500
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	625,344
Oregon State Department of Transportation
and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	627,426
Pasadena, CA Public Financing Authority
Lease Build America Revenue Bond
7.148%, 03/01/2043	300,000	307,836
Pueblo, CO Board of Waterworks Build
America Revenue Bond
5.700%, 11/01/2029	500,000	496,700
Purdue University, IN Build America
Certificate Participation
5.957%, 07/01/2031	500,000	507,460
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	487,290
San Diego County, CA Water Authority Build
America Revenue Bond
6.138%, 05/01/2049	695,000	739,369
Sarasota, FL Water & Sewer System
Revenue Bond
4.770%, 10/01/2025	250,000	238,890
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	536,535
South Carolina State Public Service
Authority Revenue Bond
6.224%, 01/01/2029	300,000	314,679
Springfield, MO School District Build America
Unlimited General Obligation
5.660%, 03/01/2030	500,000	500,735
State of California Build America
Unlimited General Obligation
7.500%, 04/01/2034	500,000	569,960
State of Connecticut Build America
Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,054,410
5.090%, 10/01/2030	250,000	245,468
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	800,000	847,640
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,031,450
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	524,955
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,029,390
State of Maryland Build America
Revenue Bond
5.164%, 07/01/2025	300,000	308,571
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	673,671
State of Mississippi Unlimited
General Obligation
5.539%, 10/01/2029	500,000	508,540
State of Ohio Build America Unlimited
General Obligation
4.821%, 03/01/2022	1,000,000	1,047,640
State of Rhode Island Unlimited
General Obligation
4.390%, 04/01/2018	1,000,000	1,039,390
State of Tennessee
Unlimited General Obligation
4.521%, 05/01/2021	400,000	414,428
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,055,320

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
State of Utah Build America
Unlimited General Obligation
4.554%, 07/01/2024	$500,000	$523,730
State of Washington Biomedical Research
Build America Revenue Bond
6.416%, 07/01/2030	250,000	249,150
State of Washington Build America
Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,000,410
4.736%, 08/01/2024	800,000	817,696
State of Wisconsin Build America
Unlimited General Obligation
5.200%, 05/01/2026	500,000	511,340
Tacoma, WA Electric System Build
America Revenue Bond
5.966%, 01/01/2035	350,000	353,251
Texas State Highway Transit Commission
Build America Revenue Bond
5.028%, 04/01/2026	350,000	377,202
University Massachusetts Building
Authority Revenue Bond
5.823%, 05/01/2029	500,000	527,220
University of California Build America
Revenue Bond
5.770%, 05/15/2043	500,000	494,925
University of Michigan Build America
Revenue Bond
4.926%, 04/01/2024	850,000	901,765
6.172%, 04/01/2030	400,000	422,680
University of Minnesota Build America
Revenue Bond
4.455%, 08/01/2025	500,000	483,565
University of Texas Build America
Revenue Bond
6.276%, 08/15/2041	500,000	527,790
University Wyoming Build America
Revenue Bond
5.800%, 06/01/2030	400,000	394,960
UNM Sandoval Regional Medical Center, Inc.
Build America Revenue Bond
4.500%, 07/20/2036	300,000	283,197
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	708,400
Utah Transit Authority Build
America Revenue Bond
5.937%, 06/15/2039	250,000	271,155
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	485,665
Virginia College Building Authority Build
America Revenue Bond
5.400%, 02/01/2026	250,000	259,730
Virginia State Revenue Authority Infrastructure
Build America Revenue Bond
4.380%, 11/01/2023	500,000	494,620
Washington County, OR Clean Water
Build America Revenue Bond
4.628%, 10/01/2020	600,000	629,814
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	411,668
West Virginia Higher Education Community
Build America Revenue Bond
7.450%, 04/01/2030	250,000	294,353
York County, SC Fort Mill School District Build
America Unlimited General Obligation
5.500%, 03/01/2028	500,000	519,600
TOTAL MUNICIPAL BONDS
(Cost $52,978,547)		54,769,038
U.S. GOVERNMENT AGENCY ISSUES — 0.68% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	265,852	271,196
4.720%, 09/20/2012	192,760	200,709
4.000%, 04/15/2026	991,127	1,047,863
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,501,057)		1,519,768
U.S. TREASURY OBLIGATIONS — 22.64%
U.S. Treasury Bonds — 0.45%
4.375%, 05/15/2041	1,000,000	1,000,547
U.S. Treasury Inflation Index Bonds — 0.82%
1.750%, 01/15/2028	1,744,535	1,825,492
U.S. Treasury Inflation Index Notes — 1.55%
3.000%, 07/15/2012	1,501,044	1,566,247
1.875%, 07/15/2013	367,365	390,325
2.000%, 01/15/2014	426,017	458,966
3.000%, 02/28/2017	1,000,000	1,052,188
		3,467,726
U.S. Treasury Notes — 19.82%
1.000%, 09/30/2011	8,000,000	8,018,752
1.000%, 12/31/2011	4,000,000	4,017,344
1.000%, 03/31/2012	1,000,000	1,006,130
1.000%, 04/30/2012	4,000,000	4,026,560
0.625%, 06/30/2012	5,000,000	5,019,550
0.375%, 08/31/2012	1,000,000	1,001,328
1.375%, 05/15/2013	1,000,000	1,017,420
0.500%, 05/31/2013	4,000,000	4,004,220
1.125%, 06/15/2013	3,000,000	3,038,790
1.000%, 07/15/2013	1,000,000	1,010,630
0.750%, 08/15/2013	1,000,000	1,005,312
0.750%, 12/15/2013	1,000,000	1,003,281
2.500%, 03/31/2015	1,000,000	1,049,060
2.125%, 05/31/2015	1,000,000	1,033,750
1.250%, 08/31/2015	2,000,000	1,991,094
1.250%, 10/31/2015	1,000,000	991,562
1.375%, 11/30/2015	2,000,000	1,990,156
2.250%, 11/30/2017	1,000,000	997,109
2.625%, 11/15/2020	1,000,000	963,125
3.625%, 02/15/2021	1,000,000	1,042,734
		44,227,907
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,928,341)		50,521,672

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2011

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS — 10.27%
Commercial Paper — 4.64%
American Express Company
0.180%, 07/20/2011	$500,000	$499,952
0.100%, 08/08/2011	3,000,000	2,999,683
Household Finance Corp.
0.170%, 07/18/2011	1,500,000	1,499,880
0.150%, 07/25/2011	2,000,000	1,999,800
Prudential Funding Corp.
0.170%, 07/25/2011	1,000,000	999,887
0.230%, 08/04/2011	350,000	349,924
0.160%, 08/08/2011	2,000,000	1,999,662
		10,348,788

	Shares
Money Market Funds — 5.63%
Federated Prime Obligations Fund,
0.090% (e)	9,503,101	9,503,101
Fidelity Institutional Money Market Portfolio,
0.170% (e)	3,065,938	3,065,938
		12,569,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,917,827)		22,917,827
TOTAL INVESTMENTS — 99.79%
(Cost $213,451,627)		222,637,194
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.21%		475,582
TOTAL NET ASSETS — 100.00%		$223,112,776

Percentages are stated as a percent of net assets.
(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2011, these securities represented 3.46% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2011

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$180,727,687	$213,451,627
At value	$236,162,501	$222,637,194
Cash	13,863	—
Receivable for investments sold	—	1,388
Receivable for capital stock sold	50,851	66,477
Dividends receivable	333,272	—
Interest receivable	1,647	1,743,672
Prepaid expenses and other assets	8,735	8,938
Total assets	236,570,869	224,457,669
Liabilities:
Payable for investments purchased	366,205	991,250
Payable for capital stock redeemed	39,024	109,005
Payable to Advisor	141,821	59,976
Payable to Independent Registered Public Accounting Firm	43,015	41,971
Payable to Administrator	39,220	37,911
Payable to Custodian	—	1,047
Payable to Trustees	72	68
Accrued expenses and other liabilities	119,386	103,665
Total liabilities	748,743	1,344,893
Net Assets	$235,822,126	$223,112,776
Net Assets Consist of:
Paid in capital	$172,894,944	$213,593,913
Undistributed net investment income	1,089,978	158,903
Accumulated net realized gain on investments	6,402,390	174,393
Net unrealized appreciation on investments	55,434,814	9,185,567
Total — representing net assets applicable to outstanding capital stock	$235,822,126	$223,112,776

Class Y:
Net assets	$216,340,247	$214,752,330
Shares outstanding	9,207,132	20,023,562
Net asset value, redemption price and offering price per share	$23.50	$10.72
Class A:
Net assets	$19,481,879	$8,360,446
Shares outstanding	828,387	772,058
Net asset value and redemption price per share	$23.52	$10.83
Maximum offering price per share	$24.89	$11.31

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2011

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$4,469,144	$—
Interest	24,486	8,099,367
Total investment income	4,493,630	8,099,367
Expenses:
12b-1 fees (Note G)	156,003	50,524
Investment advisory fees (Note F)	1,608,155	1,111,653
Transfer agent fees	224,937	165,332
Professional fees	133,442	138,250
Printing	65,344	70,447
Custody fees	34,715	31,240
Trustees’ fees	14,414	15,227
Administration fees	151,822	159,963
Accounting fees	76,609	120,010
Insurance	58,371	66,379
Registration fees	20,962	18,168
Other expenses	11,672	13,195
Total expenses	2,556,446	1,960,388
Less: Expenses waived (Note F)	(34,715)	(70,578)
Net expenses	2,521,731	1,889,810
Net Investment Income	1,971,899	6,209,557
Realized and Unrealized Gain on Investments:
Net realized gain on investments	9,456,735	1,979,732
Net change in unrealized appreciation (depreciation) on investments	46,110,777	(1,780,219)
Net realized and unrealized gain on investments	55,567,512	199,513
Increase in Net Assets Resulting from Operations	$57,539,411	$6,409,070

* Net of foreign taxes withheld of	$55,381	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/11	6/30/10	6/30/11	6/30/10
Operations:
Net investment income	$1,971,899	$1,512,833	$6,209,557	$6,313,585
Net realized gain on investments	9,456,735	10,176,456	1,979,732	1,241,611
Net change in unrealized appreciation / (depreciation) on investments	46,110,777	4,841,188	(1,780,219)	9,259,721
Net increase in net assets resulting from operations	57,539,411	16,530,477	6,409,070	16,814,917
Dividends and Distributions to Shareholders of Class Y (Note B):
Net investment income	(2,082,758)	(943,174)	(6,092,463)	(6,133,431)
Net realized gains on investments	(1,760,850)	—	(1,974,128)	(1,811,392)
Total distributions — Class Y	(3,843,608)	(943,174)	(8,066,591)	(7,944,823)
Dividends and Distributions to Shareholders of Class A (Note B):
Net investment income	(189,753)	(84,614)	(231,653)	(244,627)
Net realized gains on investments	(159,940)	—	(75,198)	(74,932)
Total distributions — Class A	(349,693)	(84,614)	(306,851)	(319,559)
Capital Stock Transactions — (Net) (Note C)	5,009,521	3,429,282	8,570,978	55,313,921
Total increase in net assets	58,355,631	18,931,971	6,606,606	63,864,456
Net Assets:
Beginning of year	177,466,495	158,534,524	216,506,170	152,641,714
End of year*	$235,822,126	$177,466,495	$223,112,776	$216,506,170
* Including undistributed net investment income of	$1,089,978	$1,390,497	$158,903	$165,869

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of year	$18.08	$16.47	$21.89	$26.38	$24.16
Income from investment operations
Net investment income(1)	0.20	0.15	0.20	0.17	0.21
Net realized and unrealized gains (losses)	5.64	1.57	(5.09)	(2.40)	3.53
Total from investment operations	5.84	1.72	(4.89)	(2.23)	3.74
Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.19)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.42)	(0.11)	(0.53)	(2.26)	(1.52)
Net asset value, end of year	$23.50	$18.08	$16.47	$21.89	$26.38
Total investment return(2)	32.63%	10.44%	-22.77%	-9.02%	16.22%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$216,340	$162,595	$145,423	$188,863	$204,771
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	27.45%	21.57%	26.11%	17.73%	33.17%

	COUNTRY Growth Fund
	Years Ended June 30,
	2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of year	$18.10	$16.48	$21.91	$26.40	$24.18
Income from investment operations
Net investment income(1)	0.20	0.15	0.20	0.19	0.22
Net realized and unrealized gains (losses)	5.65	1.58	(5.10)	(2.42)	3.52
Total from investment operations	5.85	1.73	(4.90)	(2.23)	3.74
Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.20)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.43)	(0.11)	(0.53)	(2.26)	(1.52)
Net asset value, end of year	$23.52	$18.10	$16.48	$21.91	$26.40
Total investment return(2)	32.60%	10.49%	-22.79%	-9.02%	16.21%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,482	$14,781	$13,112	$17,718	$20,550
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	27.45%	21.57%	26.11%	17.73%	33.17%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of year	$10.82	$10.33	$10.12	$9.91	$9.84
Income from investment operations
Net investment income(1)	0.30	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.01	0.61	0.29	0.21	0.07
Total from investment operations	0.31	0.97	0.73	0.64	0.49
Less Distributions
Dividends from net investment income	(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.10)	(0.12)	(0.09)	—	(0.00	)(2)
Total distributions	(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of year	$10.72	$10.82	$10.33	$10.12	$9.91
Total investment return(3)	2.89%	9.66%	7.51%	6.58%	5.08%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$214,752	$208,497	$146,168	$145,405	$131,593
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	22.86%	25.82%	40.72%	50.14%	25.97%

	COUNTRY Bond Fund
	Years Ended June 30,
	2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of year	$10.92	$10.42	$10.20	$9.99	$9.92
Income from investment operations
Net investment income(1)	0.31	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.01	0.62	0.30	0.21	0.07
Total from investment operations	0.32	0.98	0.74	0.64	0.49
Less Distributions
Dividends from net investment income	(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.10)	(0.12)	(0.09)	—	(0.00	)(2)
Total distributions	(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of year	$10.83	$10.92	$10.42	$10.20	$9.99
Total investment return(3)	2.96%	9.67%	7.55%	6.52%	5.15%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$8,360	$8,009	$6,474	$7,411	$6,567
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	22.86%	25.82%	40.72%	50.14%	25.97%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Amount less than $0.005 per share.
(3)	Total investment return does not reflect sales load.
(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2011

Note (A) Organization and Significant Accounting Policies: The COUNTRY Mutual Funds Trust consists of a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”) (referred to herein as “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.
The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.
Class A shares sales charge is calculated as follows:
Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(1) Security Valuation: In valuing a fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

 The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	COUNTRY Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$24,442,463	$—	$—	$24,442,463
Consumer Staples	33,671,969	—	—	33,671,969
Energy	34,204,016	—	—	34,204,016
Financials	24,529,086	—	—	24,529,086
Health Care	36,713,221	—	—	36,713,221
Industrials	21,274,803	—	—	21,274,803
Information
Technology	34,242,019	—	—	34,242,019
Materials	5,327,258	—	—	5,327,258
Telecommunication
Services	6,239,286	—	—	6,239,286
Utilities	7,136,567	—	—	7,136,567
Mortgage-Backed
Securities	—	224,662	—	224,662
Short-Term
Investments	8,157,151	—	—	8,157,151
Total Investments
in Securities	$235,937,839	$242,662	$—	$236,162,501

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2011 (continued)

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities	$—	$5,640,927	$—	$5,640,927
Corporate Bonds	—	47,515,803	—	47,515,803
Mortgage-Backed
Securities	—	39,752,159	—	39,752,159
Municipal Bonds	—	54,769,038	—	54,769,038
U.S. Government
Agency Issues	—	1,519,768	—	1,519,768
U.S. Treasury
Obligations	50,521,672	—	—	50,521,672
Short-Term
Investments
Commercial Paper	—	10,348,788	—	10,348,788
Money
Market Funds	12,569,039	—	—	12,569,039
Total Investments
in Securities	$63,090,711	$159,546,483	$—	$222,637,194

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the year. The Funds did not have transfers into or out of Level 1 or Level 2 during the year.

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. At June 30, 2011, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Growth Fund	$93	$(93)	$—
Bond Fund	107,593	(107,593)	—

(4) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other: Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2011, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:
	Growth Fund
	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,497,058	$32,742,427	1,365,395	$26,364,492
Shares issued through reinvestment of dividends	173,557	3,656,666	51,018	896,390
Shares redeemed	(1,454,163)	(31,545,297)	(1,256,730)	(24,335,214)
Total Class Y Transactions	216,452	4,853,796	159,683	2,925,668
Class A
Shares sold	129,737	$2,826,193	129,099	$2,511,044
Shares issued through reinvestment of dividends	16,519	348,317	4,802	84,464
Shares redeemed	(139,452)	(3,018,785)	(107,876)	(2,091,894)
Total Class A Transactions	6,804	155,725	26,025	503,614
Net Increase in capital stock		$5,009,521		$3,429,282

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2011 (continued)

	Bond Fund
	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
	Shares	Amount	Shares	Amount
Class Y
Shares sold	6,474,317	$69,766,356	7,469,734	$79,101,695
Shares issued through reinvestment of dividends	725,781	7,759,149	724,201	7,612,039
Shares redeemed	(6,449,113)	(69,374,397)	(3,071,138)	(32,598,351)
Total Class Y Transactions	750,985	8,151,108	5,122,797	54,115,383
Class A
Shares sold	160,272	$1,741,594	191,543	$2,047,678
Shares issued through reinvestment of dividends	28,356	306,003	30,086	318,993
Shares redeemed	(150,060)	(1,627,727)	(109,370)	(1,168,133)
Total Class Y Transactions	38,568	419,870	112,259	1,198,538
Net Increase in capital stock		$8,570,978		$55,313,921

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2011, were as follows:

	Purchases	Sales
Growth Fund	$57,216,464	$58,454,930
Bond Fund	17,851,949	14,850,355

For the year ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$13,042
Bond Fund	51,276,389	28,424,267

Note (E) Income Tax Information: As of June 30, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Tax cost of investments	$180,727,687	$213,451,627
Unrealized appreciation	$62,908,347	$9,868,327
Unrealized depreciation	(7,473,533)	(682,760)
Net unrealized appreciation	$55,434,814	$9,185,567
Undistributed ordinary income	$1,971,107	$225,868
Undistributed long-term capital gains	5,521,261	107,428
Distributable earnings	$7,492,368	$333,296
Other accumulated gains	$—	$—
Total accumulated gains (losses)	$62,927,182	$9,518,863

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the year ended June 30, 2011 and the year ended June 30, 2010 was as follows:

	Year Ended	Year Ended
	June 30, 2011	June 30, 2010
Growth Fund
Ordinary Income	$2,272,511	$1,027,788
Long-term capital gains	1,920,790	—
	$4,193,301	$1,027,788

	Year Ended	Year Ended
	June 30, 2011	June 30, 2010
Bond Fund
Ordinary Income	$6,756,048	$7,861,489
Long-term capital gains	1,617,394	402,893
	$8,373,442	$8,264,382

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2011 (continued)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2011.  The Growth Fund utilized $1,133,462 in capital loss carryovers.  The Funds did not have any capital loss carry forwards or post-October losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.   One of the more prominent changes addresses capital loss carryforwards.  Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

As of June 30, 2011, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2011, open Federal and State income tax years ended are June 30, 2008, June 30, 2009, and June 30, 2010.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions: Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers. Custody fees waived for Growth Fund and Bond Fund for the year ended June 30, 2011 were $34,715 and $31,240, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceeds 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver that became contractual on January 30, 2002.  The agreements with the Advisor and Custodian may be terminated at any time after October 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended June 30, 2011, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$1,608,155	$—
Bond Fund	0.50%	1,111,653	39,338

*  Excludes waiver of custody fees.

At June 30, 2011, 67.7% of the shares outstanding of the Growth Fund and 94.2% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2011, were $76,051 and $82,796, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements: Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2011, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.07% and 0.02%, respectively.

Note (H) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 26, 2011, the COUNTRY VP Growth and COUNTRY VP Bond Funds liquidated pursuant to a plan adopted by the Board of Trustees.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust, comprising the COUNTRY Growth Fund and the COUNTRY Bond Fund (the “Funds”), including the schedules of investments, as of June 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2011, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
August 29, 2011

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended June 30, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2011, was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

Information Applicable to Foreign Shareholders Only:
The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended June 30, 2011 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C):

Growth Fund	1.18%
Bond Fund	91.84%

Short-Term Capital Gain
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal year ended June 30, 2011, was as follows:

Growth Fund	0.00%
Bond Fund	6.39%

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
Robert W. Weldon	77	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

William G. Beeler	72	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)			Century; Past Chairman, McLean County Cooperative Extension Council; Past
			Member, McLean County Zoning Board of Appeals; McLean County Regional
			Planning Commission; Past Chairman, McLean County Livestock Association
			Farmer.

Charles M. Cawley*	52	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Robert D. Grace	64	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Darrel L. Oehler	64	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)			Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean
			Co. Public Building Commission, 2004 to 2008; Shareholder and Director of
			Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Teresa M. Palmer	69	Trustee since 2011	Retired; Professor, Management & Quantitative Methods, Illinois State University,
(9/3/43)			1969 to 2008; Lead Instructor in Human Resource Management, Management
			Development International Program, Illinois State University, 2006 to date.

Carson H. Varner, Jr.	66	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	49	Treasurer since 2009	Vice President-Finance and Treasurer Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust
			Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation,
			2001 to 2009.

Peter J. Borowski	61	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (5) 2003 to date.

Barbara L. Mosson	59	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	58	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date.
(1/31/53)

Martin L. Angel	51	Vice President since 2011	Director – Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.
John D. Blackburn	63	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (5), 2001 to date.
(4/2/48)
Wade V. Harrison	39	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service
			Operations: COUNTRY Financial (5), January 2011 to date; Senior Vice President
			Life/Health Operations: COUNTRY Financial (5), 2006 to 2010; Director,
			Personal Lines Underwriting: COUNTRY Financial (5), 2005 to 2006.
Richard L. Guebert, Jr.	59	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to
			date. Farmer.

Derek C. Vogler	39	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	54	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003	Companies (3), 2003 to date; Director and President and Chairman of the Board:
			COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau
			Federation and certain of its Affiliated Companies, 2004 to date; Chairman:
			COUNTRY Capital Management Company, 2003 to date; Farmer.

COUNTRY Mutual Funds Trust(1) Trustees and Officers (continued)

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
James M. Jacobs	45	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008	Companies (3), February 2008 to date; Various Attorney Positions: Illinois
Agricultural Association and Affiliated Companies (3), April 2005 to February
2008; 2008; General Counsel, Secretary and Chief Legal Officer: COUNTRY
Trust Bank (4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel,
1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.  On August 26, 2011 the COUNTRY VP Growth Fund and COUNTRY VP Bond Fund liquidated pursuant to a plan adopted by the Board of Trustees.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

  *    Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2011 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):
The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call
COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
John D. Blackburn, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/11)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2011	FYE 6/30/2010
Audit Fees	$94,000	$67,900
Audit-Related Fees	$ 0	$ 0
Tax Fees	$10,600	$10,200
All Other Fees	$ 0	$ 0

Except as permitted by Rule 2-01(c)(7) of Regulation S-X, the audit committee must pre-approve any audit and non-audit services provided to the registrant as well as any non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant relating directly to the registrant’s operations and financial reporting.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2011	FYE 6/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Fees	FYE 6/30/2011	FYE 6/30/2010
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/24/2011
By (Signature and Title)*                    /s/ Alan Dodds
Alan Dodds, Treasurer

Date     8/24/2011

* Print the name and title of each signing officer under his or her signature.